Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2021
Prepaid Expenses and Other Current Assets

NOTE 4: Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at March 31, 2021 and December 31, 2020:

(In thousands)	At March 31, 2021	As December 31, 2020
Deposit for fuel cell components (see Note 10)	5,000	—
Other vehicle inventory deposits	1,336	577
Production equipment deposits	1,236	—
Other current assets	258	271

Total prepaid expenses and other current assets	7,830	848